NOTES PAYABLE AND OTHER DEBT (Note Payable) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Unsecured Debt [Member]	Dec. 31, 2012 Unsecured Debt [Member]	Jan. 31, 2012 Unsecured Debt [Member]
Debt Instrument [Line Items]
Original principal balance	$ 100,000					$ 272,399
Receivable from related party				170,249	204,299
Current portion of note payable	85,125	68,100		85,125	68,100
Unsecured Note Payable Quarterly Payments				$ 17,025	$ 17,025